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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenhut Overseas, L.L.C.
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Address:   277 Park Avenue, 27th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-05238
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein                New York                      11/12/99
-----------------------             ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 16
                                            ---------------------------
Form 13F Information Table Value Total:     $        133,140
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE


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                                    FORM 13F                          F132S1199

Page 1 of 3             Name of Reporting Manager: Greenhut Overseas, L.L.C.
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

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Item 1:                   Item 2:    Item 3:         Item 4: Fair      Item 5:  Shares
Name of Issuer            Title of   CUSIP           Market Value      or Principal
                          Class      Number                            Amount
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
Ascent Com                COM        43628106        1,763,000          128,208
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Bethlehem Steel           COM        87509105        12,169,000         1,650,000
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Comsat Corp.              COM SER 1  20564D107       2,906,000          75,788
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Florsheim Shoe Co.        COM        343302105       38,000             15,000
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Genesis Worldwide         COM        37184G104       182,000            35,000
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Great Atlantic & Pac.     COM        390064103       1,516,000          50,000
Tea Inc.
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Ladd Furniture Inc.       COM        505739201       1,059,000          50,000
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LTX Corp.                 COM        502392103       6,159,000          450,000
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COLUMN TOTALS (Page)                                 0
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Table continued...

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                          Item 6: Investment Discretion                                   Item 8: Voting Authority (Shares)
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Item 1:                                     (b) Shared-    (c) Shared-   Item 7:
Name of Issuer                              As Defined in      Other     Managers
                          (a) Sole          Instr. V                     See Instr. V     (a) Sole        (b) Shared       (c) None
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
Ascent Com                 128,208                                                          128,208
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Bethlehem Steel            1,650,000                                                        1,650,000
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Comsat Corp.               75,788                                                           75,788
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Florsheim Shoe Co.         15,000                                                           15,000
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Genesis Worldwide          35,000                                                           35,000
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Great Atlantic & Pac.      50,000                                                           50,000
Tea Inc.
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Ladd Furniture Inc.        50,000                                                           50,000
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LTX Corp.                  450,000                                                          450,000
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COLUMN TOTALS (Page)
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

                                    FORM 13F                          F132S1199

Page 2 of 3             Name of Reporting Manager: Greenhut Overseas, L.L.C.
                                                   ----------------------------

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Item 1:                   Item 2:    Item 3:         Item 4: Fair      Item 5:  Shares
Name of Issuer            Title of   CUSIP           Market Value      or Principal
                          Class      Number                            Amount
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
NCR Corp.                  COM       62886E108       19,838,000         600,000
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Ogden Corp.                COM       676346109       5,706,000          550,000
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Primesource Corp.          COM       741593107       436,000            75,000
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Ryerson Tull               COM       783755101       6,949,000          300,484
                           CLA
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Scitex Ltd.                ORD       809090103       1,094,000          100,000
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Sunglass Hut               COM       86736F106       13,731,000         1,300,000
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Unisys Corp                COM       909214108       40,328,000         893,700
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Venator Group, Inc.        COM       922944103       19,266,000         2,250,000
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COLUMN TOTALS (Page)                                 107,348,000
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AGGREGATE COLUMN TOTALS                              133,140,000
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Table continued...

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                          Item 6: Investment Discretion                                   Item 8: Voting Authority (Shares)
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Item 1:                                     (b) Shared-    (c) Shared-   Item 7:
Name of Issuer                              As Defined in      Other     Managers
                          (a) Sole          Instr. V                     See Instr. V     (a) Sole        (b) Shared       (c) None
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
NCR Corp.                   600,000                                                        600,000
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Ogden Corp.                 550,000                                                        550,000
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Primesource Corp.           75,000                                                         75,000
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Ryerson Tull                300,484                                                        300,484

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Scitex Ltd.                 100,000                                                        100,000
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Sunglass Hut                1,300,000                                                      1,300,000
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Unisys Corp                 893,700                                                        893,700
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Venator Group, Inc.         2,250,000                                                      2,250,000
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COLUMN TOTALS (Page)
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AGGREGATE COLUMN TOTALS
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

                             CONFIDENTIAL TREATMENT



                                    FORM 13F                          F132S1199

Page 3 of 3             Name of Reporting Manager: Greenhut Overseas, L.L.C.
                                                   ----------------------------


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Item 1:                   Item 2:    Item 3:         Item 4: Fair      Item 5:  Shares
Name of Issuer            Title of   CUSIP           Market Value      or Principal
                          Class      Number                            Amount
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
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Confidential Treatment has been requested for this page pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended. The confidential information contained on this page has been omitted here and filed separately with the Commission.
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Table continued...

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                          Item 6: Investment Discretion                                   Item 8: Voting Authority (Shares)
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Item 1:                                     (b) Shared-    (c) Shared-   Item 7:
Name of Issuer                              As Defined in      Other     Managers
                          (a) Sole          Instr. V                     See Instr. V     (a) Sole        (b) Shared       (c) None
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
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